Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations assets and liabilities
	As of December 31,
	2020	2021
Assets
Current assets
Cash	36,778	71,191
Accounts receivable, net of allowance for doubtful accounts	124	3,222
Prepaid expenses and other current assets	8,068	5,093
Total current assets	44,970	79,506
Non-current assets
Property and equipment, net	15,402	13,672
Intangible assets, net	3	2
Deferred tax assets	-	986
Other non-current assets	478	452
Total non-current assets	15,883	15,112
Total assets	60,853	94,618

	As of December 31,
	2020	2021
Liabilities
Current liabilities
Contract liabilities	39,291	74,069
Accounts payable	—	17,183
Income tax payables	183	330
Accrued expenses and other payables	23,089	14,753
Total current liabilities	62,563	106,335
Non-current liability
Other payables	-	6
Total liabilities	62,563	106,341

Schedule of discontinued operations revenues
	Years Ended December 31,
	2019	2020	2021
Revenues
Revenue	72,461	93,922	106,629
Cost of revenues	(89,464)	(89,821)	(108,222)
Gross profit	(17,003)	4,101	(1,593)
Operating expenses and income
Selling and marketing expenses	(799)	(1,107)	(737)
General and administrative expenses	(7,492)	(7,819)	(13,193)
Government grants	-	4,708	4,467
Loss from operations	(25,294)	(117)	(11,056)
Other income (expenses):
Others, net	2,975	8	45
Loss from discontinued operations before income tax	(22,319)	(109)	(11,011)
Income tax expenses	-	-	986
Loss from discontinued operation before non-controlling interest	(22,319)	(109)	(10,025)
Less: Net loss attributable to non-controlling interests	-	-	-
LOSS FROM DISCONTINUED OPERATIONS	(22,319)	(109)	(10,025)